Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Jan. 31, 2014	Jun. 30, 2013
Documentand Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	BK
Entity Registrant Name	Bank of New York Mellon CORP
Entity Central Index Key	0001390777
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding (shares)		1,135,050,512
Entity Public Float			$ 32,189,234,547